BBH Limited Duration Fund

Portfolio of Investments
July 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (19.7%) Automobile ABS (5.5%)
$19,550,000	AmeriCredit Automobile Receivables Trust 2025-1[1]	05/20/30	4.120%	$19,462,946
13,000,000	AmeriCredit Automobile Receivables Trust 2026-1[1]	04/18/29	4.030	12,981,868
858,627	ARI Fleet Lease Trust 2023-B1	07/15/32	6.050	860,850
8,623,268	ARI Fleet Lease Trust 2025-B1	03/15/34	4.590	8,637,103
1,252,603	AutoNation Finance Trust 2025-1A1	04/10/28	4.720	1,252,947
11,930,000	Avis Budget Rental Car Funding AESOP LLC 2023-3A1	02/22/28	5.440	11,974,270
9,500,000	Avis Budget Rental Car Funding AESOP LLC 2023-7A1	08/21/28	5.900	9,607,032
7,804,548	Carmax Auto Owner Trust 2025-2	07/17/28	4.590	7,813,467
21,040,000	Carmax Auto Owner Trust 2025-4	12/16/30	3.970	20,835,531
14,011,708	Carmax Select Receivables Trust 2025-B	03/15/29	4.190	14,005,769
1,564,494	Chesapeake Funding II LLC 2023-2A1	10/15/35	6.160	1,565,762
5,284,424	Credit Acceptance Auto Loan Trust 2023-1A1	07/15/33	7.710	5,312,667
16,250,603	Credit Acceptance Auto Loan Trust 2024-2A1	06/15/34	5.950	16,361,869
17,680,000	Credit Acceptance Auto Loan Trust 2024-3A1	09/15/34	4.680	17,703,681
17,180,000	Credit Acceptance Auto Loan Trust 2025-1A1	03/15/35	5.020	17,223,050
20,650,000	Drive Auto Receivables Trust 2025-2	09/15/32	4.140	20,626,488
12,418,111	Enterprise Fleet Financing LLC 2025-2[1]	02/22/28	4.510	12,431,194
7,506,265	Enterprise Fleet Financing LLC 2025-3[1]	04/20/28	4.500	7,515,161
2,107,084	Enterprise Fleet Financing LLC 2023-3[1]	03/20/30	6.400	2,121,789
10,182,891	Exeter Automobile Receivables Trust 2025-1A	08/15/29	4.910	10,203,005
11,602,021	Exeter Automobile Receivables Trust 2025-3A	07/16/29	4.780	11,623,889
8,583,065	Exeter Automobile Receivables Trust 2025-5A	06/15/28	4.380	8,586,713
14,500,000	Exeter Automobile Receivables Trust 2026-1A	03/15/30	4.030	14,447,001
13,542,781	Exeter Automobile Receivables Trust 2026-2A	11/15/28	4.310	13,544,864
30,550,000	Ford Credit Floorplan Master Owner Trust A 2024-3[1]	09/15/29	4.300	30,513,624
20,530,000	Ford Credit Floorplan Master Owner Trust A 2025-[1]	04/15/30	4.630	20,583,690
493,439	Foursight Capital Automobile Receivables Trust 2024-1[1]	01/16/29	5.490	493,727
20,340,000	GLS Auto Select Receivables Issuer Trust 2026-2A1	06/15/32	4.460	20,300,018
5,318,361	GLS Auto Select Receivables Trust 2025-1A1	04/15/30	4.710	5,328,083

BBH Limited Duration Fund

Portfolio of Investments (continued)
July 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued) Automobile ABS (continued)
$10,386,522	GLS Auto Select Receivables Trust 2025-3A1	10/15/30	4.460%	$10,380,117
1,794,440	GM Financial Consumer Automobile Receivables Trust 2025-2	02/16/28	4.400	1,795,333
10,900,000	GM Financial Revolving Receivables Trust 2023-2[1]	08/11/36	5.770	11,168,278
28,000,000	GMF Floorplan Owner Revolving Trust 2025-2A1	03/15/30	4.640	28,057,501
20,210,000	Hertz Vehicle Financing III LLC 2025-1A1	09/25/29	4.910	20,165,934
9,367,471	Honda Auto Receivables Owner Trust 2025-2	01/18/28	4.300	9,372,140
24,520,000	NextGear Floorplan Master Owner Trust 2024-1A1	03/15/29	5.120	24,624,904
27,500,000	NextGear Floorplan Master Owner Trust 2024-2A1	09/15/29	4.420	27,453,717
33,840,000	NextGear Floorplan Master Owner Trust 2025-2A1	10/15/30	4.230	33,444,576
1,281,124	Nissan Auto Receivables Owner Trust 2023-B	03/15/28	5.930	1,285,608
24,799,960	Santander Drive Auto Receivables Trust 2025-2	08/15/29	4.670	24,838,663
13,011,539	Toyota Lease Owner Trust 2025-A1	02/22/28	4.750	13,040,103
6,296,327	Westlake Automobile Receivables Trust 2023-4A1	11/15/28	6.640	6,345,978
24,250,000	Westlake Automobile Receivables Trust 2026-1A1	05/15/31	4.200	24,109,682
15,280,000	Westlake Automobile Receivables Trust 2026-2A1	06/15/29	4.260	15,272,319
2,087,816	Wheels Fleet Lease Funding 1 LLC 2023-1A1	04/18/38	5.800	2,092,441
2,469,528	Wheels Fleet Lease Funding 1 LLC 2023-2A1	08/18/38	6.460	2,485,270
27,010,849	Wheels Fleet Lease Funding 1 LLC 2025-1A1	01/18/40	4.570	27,022,355
				626,872,977
	Credit Card ABS (0.3%)
32,195,000	World Financial Network Credit Card Master Note Trust 2024-B	05/15/31	4.620	32,251,879

	Other ABS (13.9%)
15,160,000	AGL CLO 13, Ltd. 2021-13A (3-Month CME Term SOFR + 1.100%) (Cayman Islands)[1,2]	10/20/34	4.829	15,159,995
4,423,726	AIM Aviation Finance, Ltd. 2015-1A (China)[1]	02/15/40	6.213	4,363,386
639,863	Amur Equipment Finance Receivables XII LLC 2023-1A1	12/20/29	6.090	641,586
6,164,570	Amur Equipment Finance Receivables XIII LLC 2024-1A1	01/21/31	5.380	6,193,157

BBH Limited Duration Fund

Portfolio of Investments (continued)
July 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal		Maturity	Interest
Amount		Date	Rate	Value
	Asset Backed Securities (continued) Other ABS (continued)
$9,844,260	Amur Equipment Finance Receivables XIV LLC 2024-2A1	07/21/31	5.190%	$9,904,658
8,693,186	Amur Equipment Finance Receivables XV LLC 2025-1A1	09/22/31	4.700	8,709,427
24,150,000	Bain Capital Credit CLO, Ltd. 2021-2A (3-Month CME Term SOFR + 0.970%) (Cayman Islands)[1,2]	07/16/34	4.763	24,145,170
5,520,380	Barings Equipment Finance LLC 2025- A1	10/13/28	4.640	5,530,559
20,552,517	BHG Owner Loan Trust Series 2025- 1CON[1]	08/18/36	5.000	20,213,180
17,954,980	BHG Owner Loan Trust Series 2026-1CON[1]	06/17/37	4.810	17,833,146
2,297,202	BHG Securitization Trust 2023-B1	12/17/36	6.920	2,362,614
2,641,537	BHG Securitization Trust 2024-1CON[1]	04/17/35	5.810	2,668,657
16,785,907	BHG Securitization Trust 2025-2CON[1]	09/17/36	4.840	16,616,817
11,755,803	BlackRock Elbert CLO V LLC 5A (3- Month CME Term SOFR + 1.850%)[1,2]	06/15/34	5.514	11,758,665
7,276,454	California Street CLO IX LP 2012-9A (3-Month CME Term SOFR + 1.362%) (Cayman Islands)[1,2]	07/16/32	5.154	7,280,895
10,603,067	Capital Automotive REIT 2024-2A1	05/15/54	4.900	10,492,171
27,084,739	Carlyle Global Market Strategies CLO, Ltd. 2016-1A (3-Month CME Term SOFR + 1.090%) (Cayman Islands)[1,2]	04/20/34	4.819	27,098,910
32,520,000	Carlyle US CLO, Ltd. 2019-2A (3-Month CME Term SOFR + 1.360%) (Cayman Islands)[1,2]	10/15/37	5.113	32,559,122
9,664,667	CARS-DB7 LP 2023-1A1	09/15/53	5.750	9,678,807
1,312,646	CCG Receivables Trust 2023-2[1]	04/14/32	6.280	1,320,965
9,694,527	CCG Receivables Trust 2024-1[1]	03/15/32	4.990	9,736,100
13,415,725	CCG Receivables Trust 2025-1[1]	10/14/32	4.480	13,423,244
23,717,670	CCG Receivables Trust 2025-2[1]	08/15/34	4.140	23,646,358
17,780,000	CCG Receivables Trust 2026-1[1]	01/17/34	4.450	17,740,461
22,255,629	CF Hippolyta Issuer LLC 2020-1[1]	07/15/60	1.690	18,331,913
11,100,000	Deerpath Capital CLO, Ltd. 2022-1A (3-Month CME Term SOFR +1.700%)[1,2]	01/15/37	5.453	11,077,999
2,979,694	Dell Equipment Finance Trust 2025-1[1]	07/22/27	4.680	2,983,338
988,199	ECAF I, Ltd. 2015-1A (Ireland)[1]	06/15/40	3.473	915,072
5,172,085	FCI Funding LLC 2024-1A1	08/15/36	5.440	5,171,850
23,800,000	Flexential Issuer LLC 2025-1A1	10/25/60	6.030	23,554,777
3,748,554	FNA LLC 2019-1*,[1,2,3]	12/10/31	3.000	3,748,554
13,849,052	GCRED BSL CLO 1 2025-BSL1A (3 Month CME Term SOFR + 1.050%) (Cayman Islands)[1,2]	01/20/34	4.779	13,842,573
10,242,567	Global SC Finance VII Srl 2020-1A (Barbados)[1]	10/17/40	2.170	9,833,679

BBH Limited Duration Fund

Portfolio of Investments (continued)
July 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
	Other ABS (continued)
$10,965,032	Global SC Finance VII Srl 2020-2A (Barbados)[1]	11/19/40	2.260%	$10,536,275
35,765,681	Golub Capital Partners ABS Funding, Ltd. 2021-2A1	10/19/29	2.944	33,854,359
6,418,817	Kubota Credit Owner Trust 2024-1A1	07/17/28	5.190	6,451,766
35,215,000	Lendmark Funding Trust 2025-1A1	09/20/34	4.940	35,181,933
42,930,000	Lendmark Funding Trust 2025-3A1	05/21/35	4.510	42,263,108
38,520,000	Madison Park Funding LXIII, Ltd. 2023-63A (3-Month CME Term SOFR + 1.400%) (Cayman Islands)[1,2]	07/21/38	5.134	38,626,111
50,000,000	Madison Park Funding XLIX, Ltd. 2021-49A (3-Month CME Term SOFR + 1.050%) (Cayman Islands)[1,2]	10/19/34	4.779	49,974,760
17,250,000	Magnetite XXXI, Ltd. 2021-31A (3-Month CME Term SOFR + 1.000%) (Cayman Islands)[1,2]	07/15/34	4.753	17,249,533
14,700,000	Mariner Finance Issuance Trust 2025-AA1	05/20/38	4.980	14,675,305
16,140,000	Mariner Finance Issuance Trust 2025-BA1	11/22/38	4.590	15,943,137
31,420,000	Mariner Finance Issuance Trust 2026-AA1	05/20/39	5.010	31,302,948
23,550,886	Monroe Capital Income Plus ABS Funding LLC 2022-1A1	04/30/32	4.050	23,076,993
11,780,000	Monroe Capital Mml CLO X, Ltd. 2020-1A (3-Month CME Term SOFR + 1.670%)[1,2]	08/20/37	5.312	11,789,433
21,720,000	Monroe Capital MML CLO XV LLC 2023-1A (3-Month CME Term SOFR + 1.270%)[1,2]	09/23/35	5.022	21,688,067
52,000,000	Neuberger Berman Loan Advisers CLO 38, Ltd. 2020-38A (3-Month CME Term SOFR + 0.960%) (Cayman Islands)[1,2]	10/20/36	4.689	51,963,813
13,580,000	Neuberger Berman Loan Advisers CLO 40, Ltd. 2021-40A (3-Month CME Term SOFR + 1.230%) (Cayman Islands)[1,2]	10/16/37	5.023	13,579,999
5,265,717	NMEF Funding LLC 2025-A1	07/15/32	4.720	5,269,439
14,683,806	Northwoods Capital XVIII, Ltd. 2019-18A (3-Month CME Term SOFR + 1.362%) (Cayman Islands)[1,2]	05/20/32	5.004	14,684,105
33,880,000	Octagon 57, Ltd. 2021-1A (3-Month CME Term SOFR + 1.070%) (Cayman Islands)[1,2]	10/15/34	4.823	33,880,227
48,100,000	Octagon Investment Partners 41, Ltd. 2019-2A (3-Month CME Term SOFR + 1.090%) (Cayman Islands)[1,2]	10/15/33	4.843	48,106,662
32,100,000	OnDeck Asset Securitization IV LLC 2025-1A1	04/19/32	5.080	31,903,821

BBH Limited Duration Fund

Portfolio of Investments (continued)
July 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued) Other ABS (continued)
$14,337,000	OnDeck Asset Securitization Trust IV LLC 2023-1A1	08/19/30	7.000%	$14,346,118
19,615,000	OnDeck Asset Securitization Trust IV LLC 2024-1A1	06/17/31	6.270	19,705,400
13,920,000	OnDeck Asset Securitization Trust IV LLC 2024-2A1	10/17/31	4.980	13,890,839
1,508,637	OneMain Financial Issuance Trust 2022-S1[1]	05/14/35	4.130	1,508,314
16,380,000	OneMain Financial Issuance Trust 2023-2A1	09/15/36	5.840	16,528,016
25,010,000	Onemain Financial Issuance Trust 2025-1A1	07/14/38	4.820	24,930,078
9,332,505	Oportun Issuance Trust 2021-C1	10/08/31	2.180	9,210,940
33,240,000	Oportun Issuance Trust 2025-B1	05/09/33	4.880	33,198,992
48,380,000	Oportun Issuance Trust 2025-C1	07/08/33	4.490	48,110,751
31,980,000	Oportun Issuance Trust 2025-D1	02/08/33	4.530	31,763,438
10,759,549	Oxford Finance Funding LLC 2022-1A1	02/15/30	3.602	10,604,925
13,240,000	Oxford Finance Funding Trust LLC 2025-1A1	02/15/35	5.413	13,126,557
12,183,350	Palmer Square Loan Funding, Ltd. 2025-3A (3-Month CME Term SOFR + 0.950%) (Cayman Islands)[1,2]	01/15/34	4.703	12,187,584
32,740,000	Palmer Square Loan Funding, Ltd. 2026-1A (3-Month CME Term SOFR + 1.000%) (Cayman Islands)[1,2]	07/15/34	4.694	32,742,829
14,090,000	PFS Financing Corp. 2025-A (30-Day SOFR + 0.650%)[1,2]	01/15/29	4.275	14,099,981
12,690,000	PFS Financing Corp. 2025-B1	02/15/30	4.850	12,748,054
23,860,000	PFS Financing Corp. 2025-D1	05/15/30	4.470	23,801,934
30,830,000	Regional Management Issuance Trust 2025-1[1]	04/17/34	4.990	30,909,393
21,950,000	Republic Finance Issuance Trust 2024-B1	11/20/37	5.420	22,021,682
36,780,000	Republic Finance Issuance Trust 2025-A1	11/20/34	4.590	36,271,689
30,230,000	Republic Finance Issuance Trust 2026-A1	06/20/39	4.820	29,890,856
23,320,000	Retained Vantage Data Centers Issuer LLC 2023-1A1	09/15/48	5.000	23,009,730
10,691,872	SCF Equipment Leasing LLC 2025-2A1	12/22/31	4.260	10,668,806
56,420,000	Stack Infrastructure Issuer LLC 2026-1A1	03/27/56	5.000	54,140,147
44,390,000	T-Mobile US Trust 2026-1A1	10/21/30	4.250	44,086,590
17,610,000	Verizon Master Trust 2025-3	03/20/30	4.510	17,633,951

BBH Limited Duration Fund

Portfolio of Investments (continued)
July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued) Other ABS (continued)
$10,056,836	Woodmont LP 2025-14A (3-Month CME Term SOFR + 1.250%) (Cayman Islands)[1,2]	01/20/34	4.979%	$10,043,461
28,590,000	Zayo Issuer LLC 2026-1A1	04/20/56	5.546	28,285,205
				1,580,005,859
	Total Asset Backed Securities (Cost $2,250,240,042)			2,239,130,715

	Commercial Mortgage Backed Securities (3.5%)
31,250,000	Atrium Hotel Portfolio Trust 2025-ATRM (1-Month CME Term SOFR + 1.650%)[1,2]	08/15/42	5.326	31,252,119
20,497,575	BB-UBS Trust 2012-TFT[1,2,3]	06/05/30	3.559	19,473,312
8,363,470	BLP Commercial Mortgage Trust 2023-IND (1-Month CME Term SOFR + 1.692%)[1,2]	03/15/40	5.368	8,376,537
20,681,768	BX Commercial Mortgage Trust 2024-GPA2 (1-Month CME Term SOFR + 1.542%)[1,2]	11/15/41	5.219	20,720,547
25,830,000	BX Commercial Mortgage Trust 2026-CSMO (1-Month CME Term SOFR + 1.400%)[1,2]	02/15/43	5.076	25,902,647
28,965,453	BX Commercial Mortgage Trust 2026-LP3 (1-Month CME Term SOFR + 1.380%)[1,2]	04/15/43	5.056	29,055,970
17,759,894	BX Trust 2025-LUNR (1-Month CME Term SOFR + 1.500%)[1,2]	06/15/40	5.176	17,793,203
27,289,556	BX Trust 2025-ROIC (1-Month CME Term SOFR + 1.144%)[1,2]	03/15/30	4.820	27,238,407
27,589,350	BX Trust 2026-CIP (1-Month CME Term SOFR + 1.200%)[1,2]	05/15/38	4.876	27,606,594
3,856,168	BXMT, Ltd. 2021-FL4 (1-Month CME Term SOFR + 1.414%)[1,2]	05/15/38	5.094	3,836,953
22,328,372	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month CME Term SOFR + 3.014%)[1,2]	11/15/31	6.691	18,207,865
18,875,000	COMM Mortgage Trust 2025-SBX[1,2,3]	08/10/41	5.257	18,662,832
11,715,000	Commercial Mortgage Pass Through Certificate[1,3]	07/12/28	6.891	12,008,523
25,310,000	DBC Mortgage Trust 2025-DBC (1-Month CME Term SOFR + 1.350%)[1,2]	11/15/42	5.027	25,341,653
20,885,000	DK Trust 2024-SPBX (1-Month CME Term SOFR + 1.500%)[1,2]	03/15/34	5.176	20,898,053
23,600,000	Life Mortgage Trust 2022-BMR2 (1-Month CME Term SOFR + 1.295%)[1,2]	05/15/39	4.972	22,125,000
10,210,000	MLTI Trust 2026-MLTI (1-Month CME Term SOFR + 1.400%)[1,2]	06/15/39	5.076	10,234,854

BBH Limited Duration Fund

Portfolio of Investments (continued)
July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Commercial Mortgage Backed Securities (continued)
$14,870,000	ORL Trust 2024-GLKS (1-Month CME Term SOFR + 1.493%)[1,2]	12/15/39	5.169%	$14,888,587
29,100,000	SHRN Trust 2025-MF18 (1-Month CME Term SOFR + 1.200%)[1,2]	10/15/40	4.876	29,099,994
17,494,889	WMRK Commercial Mortgage Trust 2022-WMRK (1-Month CME Term SOFR + 2.789%)[1,2]	11/15/27	6.465	17,577,781
	Total Commercial Mortgage Backed Securities (Cost $406,098,441)			400,301,431

	Corporate Bonds (54.3%)
	Aerospace/Defense (0.1%)
11,105,000	BAE Systems, Plc. (United Kingdom)[1]	03/26/27	5.000	11,145,973

	Agriculture (0.3%)
27,545,000	Bunge, Ltd. Finance Corp.	04/21/27	4.900	27,641,158
2,420,000	Bunge, Ltd. Finance Corp.	05/14/31	2.750	2,190,567
2,000,000	Philip Morris International, Inc.	02/13/29	4.875	2,008,798
				31,840,523
	Airlines (0.0%)
5,291,250	Delta Air Lines, Inc. / SkyMiles IP, Ltd. (Multinational)[1]	10/20/28	4.750	5,282,161

	Auto Manufacturers (6.5%)
2,155,000	American Honda Finance Corp.	10/22/27	4.450	2,151,045
21,515,000	BMW US Capital LLC[1]	08/13/26	4.650	21,518,956
27,240,000	BMW US Capital LLC[1]	03/19/27	4.650	27,289,970
20,480,000	BMW US Capital LLC[1]	08/11/27	4.150	20,423,672
42,490,000	BMW US Capital LLC[1]	03/17/28	4.300	42,234,492
24,622,000	Daimler Truck Finance North America LLC[1]	09/25/27	5.125	24,748,847
76,889,000	Ford Motor Credit Co. LLC	11/05/26	5.125	76,978,253
10,370,000	General Motors Co.	04/15/28	5.350	10,459,590
11,580,000	Hyundai Capital America[1]	01/08/27	5.250	11,617,885
18,920,000	Hyundai Capital America[1]	03/25/27	4.850	18,958,133
44,615,000	Hyundai Capital America[1]	06/23/27	4.875	44,770,380
20,885,000	Hyundai Capital America[1]	11/01/27	4.875	20,921,836
2,100,000	Hyundai Capital America[1]	01/16/29	6.500	2,170,236
20,170,000	Hyundai Capital America[1]	04/06/29	4.750	20,031,745
31,410,000	Mercedes-Benz Finance North America LLC[1]	11/13/26	4.800	31,456,996
57,680,000	Mercedes-Benz Finance North America LLC[1]	04/01/27	4.650	57,775,763
47,800,000	Mercedes-Benz Finance North America LLC[1]	03/10/28	4.125	47,372,854
30,685,000	Mercedes-Benz Finance North America LLC[1]	08/04/28	4.750	30,665,932
17,090,000	Toyota Motor Credit Corp.	08/07/26	4.550	17,090,947

BBH Limited Duration Fund

Portfolio of Investments (continued)
July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Auto Manufacturers (continued)
$2,100,000	Toyota Motor Credit Corp.	03/22/27	3.050%	$2,084,143
32,165,000	Toyota Motor Credit Corp.	05/14/27	4.500	32,225,936
33,086,000	Toyota Motor Credit Corp.	11/10/27	5.450	33,502,914
33,785,000	Toyota Motor Credit Corp.	05/12/28	4.250	33,685,027
17,830,000	Volkswagen Group of America Finance LLC[1]	08/14/26	4.900	17,832,211
46,749,000	Volkswagen Group of America Finance LLC[1]	09/26/26	3.200	46,660,221
18,870,000	Volkswagen Group of America Finance LLC[1]	03/25/27	4.950	18,917,400
20,600,000	Volkswagen Group of America Finance LLC[1]	08/15/27	4.850	20,621,755
				734,167,139

	Banks (11.3%)
17,000,000	Banco Santander S.A. (1-Year CMT Index + 1.250%) (Spain)[2]	03/14/28	5.552	17,089,397
30,000,000	Bank of America Corp. (SOFR + 1.340%)[2]	09/15/27	5.933	30,045,364
1,920,000	Bank of America Corp. (3-Month CME Term SOFR + 1.774%)[2]	04/24/28	3.705	1,908,162
1,925,000	Bank of New York Mellon Corp. (SOFR + 1.598%)[2]	10/25/29	6.317	1,991,891
19,870,000	Bank of New Zealand (New Zealand)[1]	02/07/28	4.846	19,965,676
9,500,000	Bank of New Zealand (New Zealand)[1]	01/30/29	5.076	9,581,184
23,440,000	BNP Paribas S.A. (SOFR + 1.450%) (France)[1,2]	05/09/29	4.792	23,400,566
80,625,000	Canadian Imperial Bank of Commerce (Canada)	10/02/26	5.926	80,865,596
19,725,000	Canadian Imperial Bank of Commerce (Canada)	04/28/28	5.001	19,858,441
53,295,000	Citibank NA	05/29/27	4.576	53,448,612
45,795,000	Citigroup, Inc. (SOFR + 1.143%)[2]	05/07/28	4.643	45,800,517
2,100,000	Citigroup, Inc. (SOFR + 1.887%)[2]	05/24/28	4.658	2,100,156
1,940,000	Citizens Bank NA (SOFR + 2.000%)[2]	08/09/28	4.575	1,937,546
25,252,000	Fifth Third Bancorp (SOFR + 2.155%)[1,2]	01/30/30	5.982	25,844,798
37,755,000	Goldman Sachs Bank USA (SOFR + 0.720%)[2]	06/03/29	4.656	37,654,470
1,925,000	Goldman Sachs Group, Inc. (SOFR + 1.114%)[2]	02/24/28	2.640	1,903,520
16,355,000	Goldman Sachs Group, Inc. (SOFR + 1.319%)[2]	04/23/28	4.937	16,387,247
25,640,000	HSBC Holdings, Plc. (SOFR + 1.570%) (United Kingdom)[2]	08/14/27	5.887	25,649,427
18,414,000	Huntington Bancshares, Inc. (SOFR + 1.970%)[2]	08/04/28	4.443	18,354,372
1,915,000	Huntington National Bank (SOFR + 1.650%)[2]	05/17/28	4.552	1,912,868
2,110,000	JPMorgan Chase & Co. (SOFR + 1.190%)[2]	01/23/28	5.040	2,114,725

BBH Limited Duration Fund

Portfolio of Investments (continued)
July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Banks (continued)
$53,850,000	JPMorgan Chase & Co. (SOFR + 0.930%)[2]	07/22/28	4.979%	$54,023,706
18,760,000	Keybank National Association	11/15/27	5.850	19,018,534
17,755,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 1.800%) (United Kingdom)[2]	03/18/28	3.750	17,663,373
2,100,000	M&T Bank Corp. (SOFR + 2.260%)[2]	03/13/32	6.082	2,170,232
26,420,000	Morgan Stanley (SOFR + 1.380%)[2]	04/12/29	4.994	26,505,245
27,755,000	Morgan Stanley (SOFR + 0.847%)[2]	07/12/29	4.868	27,749,896
26,755,000	Morgan Stanley Bank NA (SOFR + 0.906%)[2]	01/12/29	5.016	26,879,372
47,310,000	Morgan Stanley Private Bank NA (SOFR + 0.780%)[2]	11/17/28	4.204	47,027,257
2,215,000	National Securities Clearing Corp.[1]	05/20/27	4.350	2,216,935
33,755,000	NatWest Group, Plc. (SOFR + 1.300%) (United Kingdom)[2]	11/15/28	4.930	34,002,190
19,015,000	NatWest Markets, Plc. (United Kingdom)[1]	03/21/28	4.789	19,062,393
37,695,000	NatWest Markets, Plc. (United Kingdom)[1]	03/27/29	4.654	37,479,158
25,345,000	PNC Financial Services Group, Inc. (SOFR + 1.730%)[2]	10/20/27	6.615	25,452,622
2,200,000	PNC Financial Services Group, Inc. (SOFR + 1.850%)[2]	06/06/33	4.626	2,108,844
24,915,000	Royal Bank of Canada (Canada)	08/03/27	4.240	24,896,470
64,445,000	Royal Bank of Canada (SOFR + 0.810%) (Canada)[2]	03/27/28	4.715	64,526,473
12,379,000	Santander Holdings USA, Inc. (SOFR + 2.356%)[2]	03/09/29	6.499	12,667,240
28,865,000	Santander Holdings USA, Inc. (SOFR + 1.610%)[2]	03/20/29	5.473	29,093,606
37,275,000	Skandinaviska Enskilda Banken AB (Sweden)[1]	06/02/28	4.375	37,179,498
11,875,000	Skandinaviska Enskilda Banken AB (Sweden)[1]	03/05/29	5.375	12,034,778
47,860,000	State Street Corp.	02/28/28	4.536	47,953,569
2,125,000	State Street Corp. (SOFR + 1.018%)[2]	02/20/29	4.530	2,123,127
21,570,000	Svenska Handelsbanken AB (Sweden)[1]	05/23/28	4.375	21,528,363
33,741,000	Svenska Handelsbanken AB (Sweden)[1]	06/15/28	5.500	34,244,313
2,200,000	Truist Bank (SOFR + 0.911%)[2]	10/23/29	4.136	2,167,417
26,490,000	UBS AG (SOFR + 0.810%) (Switzerland)[2]	03/16/29	4.302	26,344,829
42,990,000	US Bancorp (5-Year CMT Index + 2.541%)[2,4]		3.700	42,601,332
1,910,000	US Bancorp (SOFR + 2.020%)[2]	06/12/29	5.775	1,945,033
20,635,000	US Bank NA (SOFR + 0.910%)[2]	05/15/28	4.730	20,659,128
33,190,000	US Bank NA (SOFR + 0.670%)[2]	05/20/29	4.535	33,071,750
1,925,000	Wells Fargo & Co. (SOFR + 1.510%)[2]	03/24/28	3.526	1,912,044
32,115,000	Wells Fargo & Co. (SOFR + 1.370%)[2]	04/23/29	4.970	32,234,889
26,655,000	Westpac Banking Corp. (Australia)	11/18/27	5.457	27,008,293

BBH Limited Duration Fund

Portfolio of Investments (continued)
July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Banks (continued)
$30,895,000	Westpac New Zealand, Ltd. (New Zealand)[1]	02/15/28	4.902%	$31,021,978
				1,284,388,422
	Beverages (0.0%)
2,200,000	Keurig Dr Pepper, Inc.	03/15/27	5.100	2,207,084
2,105,000	PepsiCo, Inc.	07/17/29	4.500	2,104,388
				4,311,472

	Biotechnology (0.0%)
2,200,000	CSL Finance, Plc. (United Kingdom)[1]	04/27/32	4.250	2,097,786
1,910,000	Illumina, Inc.	12/13/27	5.750	1,935,898
				4,033,684
	Building Materials (0.3%)
29,770,000	Amrize Finance US LLC.	04/07/27	4.600	29,808,001

	Commercial Services (0.3%)
12,154,000	Ashtead Capital, Inc.[1]	11/01/29	4.250	11,812,160
24,865,000	PayPal Holdings, Inc.	06/01/28	4.550	24,806,813
				36,618,973
	Computers (0.2%)
23,105,000	Accenture Capital, Inc.	07/10/29	4.750	23,098,224
2,200,000	Accenture Capital, Inc.	10/04/34	4.500	2,066,600
2,460,000	Apple, Inc.	08/05/28	1.400	2,324,344
				27,489,168

	Cosmetics/Personal Care (0.2%)
19,550,000	Unilever Capital Corp	08/12/27	4.250	19,536,258

	Diversified Financial Services (2.5%)
46,858,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)	10/29/26	2.450	46,648,825
2,175,000	American Express Co. (SOFR + 1.000%)[2]	02/16/28	5.098	2,182,369
27,030,000	American Express Co. (SOFR + 1.260%)[2]	04/25/29	4.731	27,048,431
2,220,000	Atlas Warehouse Lending Co. LP1	11/15/30	4.950	2,169,104
12,080,000	Capital One Financial Corp. (SOFR + 2.440%)[2]	10/29/27	7.149	12,148,638
18,620,000	Credit Acceptance Corp.[1]	12/15/28	9.250	19,275,666
2,100,000	Enact Holdings, Inc.	05/28/29	6.250	2,154,094
43,835,000	Equitable America Global Funding[1]	06/09/28	4.650	43,691,568
41,255,000	Equitable America Global Funding[1]	06/25/29	4.950	41,060,222
2,200,000	USAA Capital Corp.[1]	06/01/28	4.375	2,191,331
82,491,000	Western Union Co.	06/15/29	4.750	81,658,398
				280,228,646

	Electric (0.7%)
1,920,000	Atlantic City Electric Co.	03/15/31	2.300	1,710,334
1,910,000	Duke Energy Ohio, Inc.	06/01/30	2.125	1,726,392
17,423,227	Duke Energy Progress NC Storm Funding LLC	07/01/28	1.295	16,778,995
2,000,000	Evergy Missouri West, Inc.[1]	12/15/27	5.150	2,009,379

BBH Limited Duration Fund

Portfolio of Investments (continued)
July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Electric (continued)
$1,930,000	Fells Point Funding Trust[1]	01/31/27	3.046%	$1,916,501
10,240,000	FirstEnergy Pennsylvania Electric Co.[1]	03/15/28	4.150	10,170,266
2,100,000	Florida Power & Light Co.	04/01/33	5.100	2,096,510
15,661,000	NextEra Energy Capital Holdings, Inc.	09/01/27	4.685	15,685,938
2,130,000	Pacific Gas & Electric Co.	05/15/29	5.550	2,161,605
1,940,000	PacifiCorp.	02/15/34	5.450	1,930,374
2,100,000	Public Service Co of Colorado	05/15/34	5.350	2,095,070
18,615,000	Public Service Enterprise Group, Inc.	10/15/28	5.875	19,022,991
2,100,000	Southern California Edison Co.	03/15/30	5.250	2,113,057
				79,417,412

	Electronics (0.2%)
2,200,000	Honeywell International, Inc.	03/01/27	1.100	2,161,795
20,024,000	Keysight Technologies, Inc.	04/06/27	4.600	20,030,840
				22,192,635

	Food (1.5%)
15,535,000	General Mills, Inc.	10/17/28	5.500	15,806,167
12,590,000	Hormel Foods Corp.	03/30/27	4.800	12,622,135
78,823,000	Mars, Inc.[1]	03/01/27	4.450	78,973,236
2,120,000	Mars, Inc.[1]	03/01/32	5.000	2,113,305
21,220,000	Nestle Capital Corp.[1]	03/12/29	4.650	21,195,586
39,970,000	Nestle Capital Corp.[1]	03/18/31	4.200	38,982,266
2,200,000	Nestle Holdings, Inc.[1]	03/14/28	5.000	2,219,647
				171,912,342

	Gas (0.2%)
1,940,000	Brooklyn Union Gas Co.[1]	08/05/27	4.632	1,941,047
18,599,000	Southern California Gas Co.	04/15/27	2.950	18,410,648
				20,351,695

	Healthcare-Products (1.4%)
57,515,000	Augusta SpinCo Corp.	09/23/27	4.321	57,329,667
970,000	Baxter International, Inc.	02/01/27	1.915	956,143
74,315,000	Medline Borrower LP1	04/01/29	3.875	71,884,766
24,315,000	Medtronic Global Holdings SCA (Luxembourg)	03/30/28	4.250	24,226,931
				154,397,507

	Healthcare-Services (1.5%)
1,925,000	Adventist Health System	03/01/29	2.952	1,823,721
13,340,000	Ascension Health	11/15/28	4.078	13,174,466
2,200,000	Ascension Health	11/15/30	4.294	2,148,383
56,710,000	Centene Corp.	02/15/30	3.375	52,450,449
2,200,000	CommonSpirit Health	11/01/27	6.073	2,234,305
2,125,000	Health Care Service Corp. A Mutual Legal Reserve Co.[1]	06/15/34	5.450	2,102,925
2,100,000	Icon Investments Six DAC (Ireland)	05/08/29	5.849	2,142,580
2,200,000	PeaceHealth Obligated Group	11/15/28	4.335	2,180,103
12,919,000	Providence St Joseph Health Obligated Group	10/01/29	2.532	12,005,483
32,090,000	Roche Holdings, Inc.[1]	11/13/26	5.265	32,161,583
22,000,000	Roche Holdings, Inc.[1]	03/08/29	4.790	22,112,374
18,145,000	Roche Holdings, Inc.[1]	09/09/29	4.203	17,934,369

BBH Limited Duration Fund

Portfolio of Investments (continued)
July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Healthcare-Services (1.5%)
$7,490,000	Roche Holdings, Inc.[1]	12/02/30	4.075%	$7,273,718
2,000,000	Roche Holdings, Inc.[1]	11/13/33	5.593	2,059,809
				171,804,268
	Insurance (13.2%)
26,415,000	American Coastal Insurance Corp.	12/15/27	6.250	26,415,000
2,200,000	American National Global Funding[1]	12/15/28	4.625	2,174,072
28,070,000	American National Global Funding[1]	06/22/29	5.000	27,875,104
22,375,000	American National Global Funding[1]	01/28/30	5.550	22,488,745
33,015,000	American National Global Funding[1]	06/03/30	5.250	32,777,909
33,170,000	American National Global Funding[1]	01/23/31	4.875	32,311,077
25,000,000	Athene Global Funding[1]	07/09/27	5.349	25,180,215
22,035,000	Athene Global Funding (SOFR + 0.950%)[1,2]	03/06/28	4.598	22,007,484
47,995,000	Athene Global Funding[1]	01/09/29	5.583	48,390,222
29,525,000	Athene Global Funding[1]	06/01/29	5.133	29,487,432
2,120,000	Athene Global Funding[1]	01/07/30	5.380	2,114,318
1,925,000	Brighthouse Financial Global Funding[1]	04/09/27	5.550	1,934,361
1,910,000	CNO Global Funding[1]	06/04/27	5.875	1,930,388
26,910,000	Corebridge Global Funding[1]	09/19/28	5.900	27,467,627
47,405,000	Corebridge Global Funding[1]	05/29/29	4.800	47,260,537
15,280,000	Equitable Financial Life Global Funding[1]	03/27/30	5.000	15,211,180
25,964,000	F&G Global Funding[1]	04/11/27	2.300	25,542,843
34,080,000	F&G Global Funding[1]	06/10/27	5.875	34,407,365
19,935,000	F&G Global Funding[1]	09/08/28	4.650	19,690,695
31,655,000	F&G Global Funding[1]	01/09/29	4.500	31,113,317
2,200,000	Fortitude Global Funding[1]	10/06/28	4.625	2,175,763
2,200,000	GA Global Funding Trust[1]	09/23/27	4.400	2,190,023
17,225,000	GA Global Funding Trust[1]	01/08/29	5.500	17,354,966
70,260,000	GA Global Funding Trust[1]	07/17/31	5.500	69,767,137
55,505,000	Guardian Life Global Funding[1]	07/16/29	4.748	55,361,643
41,635,000	Guardian Life Global Funding[1]	09/26/29	4.179	40,852,667
26,685,000	Guardian Life Global Funding[1]	04/28/30	4.798	26,504,391
23,835,000	Guardian Life Global Funding[1]	12/11/30	4.402	23,316,468
2,059,000	Jackson National Life Global Funding[1]	07/02/27	5.550	2,078,875
2,100,000	Lincoln Financial Global Funding[1]	01/13/30	5.300	2,107,816
2,200,000	MassMutual Global Funding II1	05/07/30	4.550	2,169,166
44,790,000	Met Tower Global Funding[1]	09/14/26	1.250	44,652,483
23,485,000	Met Tower Global Funding[1]	04/12/29	5.250	23,771,841
22,050,000	Metropolitan Life Global Funding I1	04/13/28	4.250	21,913,303
28,050,000	Mutual of Omaha Cos Global Funding[1]	04/09/27	5.350	28,257,749
56,260,000	Mutual of Omaha Cos Global Funding[1]	06/09/28	4.514	55,941,045
18,735,000	Mutual of Omaha Cos Global Funding[1]	04/01/30	5.000	18,738,109
27,190,000	New York Life Global Funding[1]	04/25/28	4.400	27,116,900
2,100,000	New York Life Global Funding[1]	06/13/28	4.900	2,109,881
22,295,000	New York Life Global Funding[1]	04/20/29	4.200	22,001,614
38,945,000	Northwestern Mutual Global Funding[1]	03/25/27	5.070	39,150,061
24,865,000	Northwestern Mutual Global Funding[1]	01/10/29	4.710	24,860,775
37,640,000	Northwestern Mutual Global Funding[1]	03/30/29	4.400	37,354,311
37,490,000	Pacific Life Global Funding II1	04/04/28	4.900	37,635,616
14,300,000	Pacific Life Global Funding II1	08/28/29	4.500	14,144,130

BBH Limited Duration Fund

Portfolio of Investments (continued)
July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Insurance (continued)
$12,685,000	Pricoa Global Funding I1	08/27/27	4.400%	$12,691,264
12,560,000	Principal Life Global Funding II1	01/16/27	5.000	12,598,386
1,955,000	Principal Life Global Funding II1	06/28/28	5.500	1,979,377
28,220,000	Principal Life Global Funding II1	05/18/29	4.650	28,055,688
36,560,000	Protective Life Global Funding[1]	09/13/27	4.335	36,430,825
2,100,000	Protective Life Global Funding[1]	12/08/28	5.467	2,130,381
25,315,000	Protective Life Global Funding[1]	07/16/29	4.823	25,234,369
28,265,000	Protective Life Global Funding[1]	06/05/30	4.803	28,017,194
42,940,000	Protective Life Global Funding[1]	04/14/31	4.827	42,437,303
16,160,000	RGA Global Funding[1]	11/21/28	6.000	16,538,347
2,280,000	RGA Global Funding[1]	01/18/29	2.700	2,161,280
17,755,000	RGA Global Funding[1]	05/24/29	5.448	17,985,020
32,080,000	RGA Global Funding[1]	11/25/30	4.600	31,352,080
2,200,000	Sammons Financial Group Global Funding[1]	01/10/28	5.050	2,202,579
38,975,000	Sammons Financial Group Global Funding[1]	06/22/31	5.100	38,486,055
27,515,000	SiriusPoint, Ltd.	04/05/29	7.000	28,550,151
46,898,000	Western-Southern Global Funding[1]	07/16/28	4.500	46,588,589
9,006,000	Western-Southern Global Funding[1]	05/01/30	4.900	8,952,577
2,300,000	Western-Southern Global Funding[1]	12/10/32	4.700	2,218,924
				1,501,917,013

	Internet (2.0%)
48,115,000	Alphabet, Inc.	02/15/29	3.700	47,127,397
2,200,000	Alphabet, Inc.	11/15/30	4.100	2,138,459
68,025,000	Amazon.com, Inc.	03/13/29	4.000	66,901,747
60,075,000	Amazon.com, Inc.	07/09/29	4.600	59,869,436
2,300,000	Amazon.com, Inc.	03/20/33	4.350	2,196,248
42,835,000	Meta Platforms, Inc.	11/15/30	4.200	41,516,929
2,200,000	Meta Platforms, Inc.	11/15/32	4.600	2,117,725
				221,867,941

	Investment Companies (2.9%)
2,045,000	Ares Capital Corp.	01/15/27	7.000	2,065,012
16,000,000	BlackRock TCP Capital Corp.	05/30/29	6.950	15,824,846
2,200,000	Blackstone Private Credit Fund	03/15/27	3.250	2,176,513
25,975,000	Blackstone Private Credit Fund	09/26/27	4.950	25,891,326
10,211,000	Blackstone Secured Lending Fund	02/15/27	2.125	10,052,156
18,000,000	Blue Owl Credit Income Corp.	09/23/26	3.125	17,950,865
26,605,000	Blue Owl Technology Finance Corp.	01/23/31	6.125	25,557,897
30,835,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance[1]	09/17/30	5.950	29,569,114
33,538,000	Golub Capital BDC, Inc.	08/24/26	2.500	33,485,364
41,130,000	HA Sustainable Infrastructure Capital, Inc.	01/15/31	6.150	41,796,475
46,053,000	HPS Corporate Lending Fund[1]	04/02/29	5.150	44,865,597
13,000,000	Main Street Capital Corp.	08/15/28	5.400	12,966,175
7,835,000	Main Street Capital Corp.	03/01/29	6.950	8,053,990
35,359,000	North Haven Private Income Fund LLC	02/01/30	5.750	34,274,782

BBH Limited Duration Fund

Portfolio of Investments (continued)
July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Investment Companies (2.9%)
$30,205,000	PennantPark Investment Corp.	11/01/26	4.000%	$30,031,224
				334,561,336

	Machinery-Constraction & Mining (0.4%)
9,240,000	Caterpillar Financial Services Corp.	10/16/26	4.450	9,246,786
39,095,000	Caterpillar Financial Services Corp.	05/15/29	4.300	38,787,401
2,040,000	Komatsu Finance America, Inc.[1]	10/06/27	5.649	2,057,821
				50,092,008

	Machinery-Diversified (1.2%)
24,855,000	AGCO Corp.	03/21/27	5.450	24,958,600
6,983,000	CNH Industrial Capital LLC	01/12/29	5.500	7,073,524
27,185,000	CNH Industrial Capital LLC	04/20/29	5.100	27,320,189
27,370,000	John Deere Capital Corp.	07/15/27	4.200	27,368,969
44,670,000	John Deere Capital Corp. (SOFR + 0.500%)[2]	03/06/28	4.148	44,735,745
1,935,000	John Deere Capital Corp.	03/07/31	4.900	1,941,932
				133,398,959

	Oil & Gas (0.4%)
26,796,000	Continental Resources, Inc.[1]	11/15/26	2.268	26,608,075
2,500,000	Shell Finance US, Inc.	11/07/29	2.375	2,330,816
13,932,000	Woodside Finance, Ltd. (Australia)[1]	09/15/26	3.700	13,916,744
				42,855,635

	Packaging & Containers (0.3%)
37,691,000	Amcor Flexibles North America, Inc.	03/17/28	4.800	37,775,512

	Pharmaceuticals (2.0%)
46,200,000	Eli Lilly & Co.	08/14/27	4.150	46,133,089
48,105,000	Eli Lilly & Co.	02/12/28	4.550	48,215,673
38,225,000	Johnson & Johnson	03/01/27	4.500	38,312,497
27,840,000	Merck & Co., Inc.	03/15/29	3.850	27,379,517
33,465,000	Merck & Co., Inc.	09/15/30	4.150	32,730,817
2,400,000	Merck & Co., Inc.	12/10/31	2.150	2,095,422
18,445,000	Novartis Capital Corp.	03/16/29	4.100	18,227,581
2,200,000	Novartis Capital Corp.	11/05/32	4.300	2,126,209
2,200,000	Sanofi S.A. (France)	11/03/32	4.200	2,129,470
4,800,000	Teva Pharmaceutical Finance Netherlands III BV (Netherlands)	03/01/28	6.750	4,894,733
				222,245,008

	Pipelines (0.5%)
49,031,000	Energy Transfer LP	03/15/27	4.400	49,023,491
2,100,000	Energy Transfer LP1	02/01/31	7.375	2,157,290
2,100,000	ONEOK, Inc.	11/01/26	5.550	2,104,546
2,000,000	Targa Resources Corp.	07/01/27	5.200	2,010,722
				55,296,049

	Private Equity (0.2%)
18,411,000	Hercules Capital, Inc.	01/20/27	3.375	18,259,912

BBH Limited Duration Fund

Portfolio of Investments (continued)
July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Real Estate Investment Trusts (1.4%)
$70,535,000	American Tower Corp.	10/15/26	3.375%	$70,403,240
9,290,000	American Tower Trust #1[1]	03/15/53	5.490	9,347,856
14,500,000	Arbor Realty SR, Inc.[1]	12/15/28	8.500	13,901,328
7,570,000	Arbor Realty SR, Inc.[1]	07/15/30	7.875	6,883,320
1,920,000	Boston Properties LP	10/01/26	2.750	1,914,965
25,360,000	EF Holdco / EF Cayman Hold / Ellington Finance REIT Cayman / TRS / EF Cayman Non-MTM (Multinational)[1]	04/01/27	5.875	24,815,648
29,500,000	Rexford Industrial Realty LP	06/15/28	5.000	29,593,142
				156,859,499

	Retail (0.0%)
2,110,000	Starbucks Corp.	02/08/27	4.850	2,114,990

	Semiconductors (0.8%)
2,500,000	Broadcom, Inc.	04/15/33	3.419	2,206,888
85,400,000	NVIDIA Corp.	06/15/28	4.250	85,006,527
				87,213,415

	Software (1.7%)
2,000,000	Concentrix Corp.	08/02/28	6.600	2,004,083
27,660,000	Fidelity National Information Services, Inc.	03/10/28	4.450	27,510,648
2,200,000	Oracle Corp.	05/06/30	4.650	2,113,744
78,135,000	Salesforce, Inc.	03/15/29	4.650	77,788,481
78,314,000	Synopsys, Inc.	04/01/27	4.550	78,406,982
2,235,000	VMware LLC	08/15/26	1.400	2,232,381
2,400,000	Workday, Inc.	04/01/32	3.800	2,222,705
				192,279,024

	Trucking & Leasing (0.3%)
2,200,000	Penske Truck Leasing Co. LP / PTL Finance Corp.[1]	07/01/27	4.400	2,196,797
31,000,000	Penske Truck Leasing Co. LP / PTL Finance Corp.[1]	05/01/28	5.550	31,336,934
				33,533,731
	Total Corporate Bonds (Cost $6,194,825,269)			6,179,196,311

	Loan Participations and Assignments (6.6%)
	Airlines (0.5%)
53,329,588	AAdvantage Loyality IP, Ltd. (3-Month CME SOFR + 2.250%) (Cayman Islands)[2]	04/20/28	5.979	53,300,790

	Building Materials (0.2%)
23,370,000	James Hardie International Finance DAC Term A1 [2,5]	05/30/28	0.000	23,355,277

BBH Limited Duration Fund

Portfolio of Investments (continued)
July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Loan Participations and Assignments (continued)
	Chemicals (0.2%)
$18,396,099	Axalta Coating Systems U.S. Holdings, Inc. Term B7 (3-Month CME SOFR + 1.750%)[2]	12/20/29	5.482%	$18,399,594

	Diversified Financial Services (0.6%)
20,159,949	Allspring Buyer LLC (3-Month CME SOFR + 3.000%)[2]	11/01/30	6.750	20,232,928
41,062,500	Relam Amsterdam Holdings BV Term A (1-Month CME SOFR + 1.250%) (Netherlands)*,2	07/10/28	5.081	40,857,187
9,284,243	Setanta Aircraft Leasing DAC (3-Month CME SOFR + 1.750%) (Ireland)[2]	11/05/28	5.482	9,304,854
				70,394,969

	Electric (0.2%)
18,085,793	Eastern Power LLC (1-Month CME SOFR + 4.750%)[2]	04/03/29	8.481	18,134,805
7,918,987	NRG Energy, Inc. (1-Month CME SOFR + 1.750%)[2]	04/16/31	5.490	7,910,118
				26,044,923

	Electronics (0.6%)
68,750,000	Honeywell International, Inc. Term A1 (1-Month CME SOFR + 0.875%)[2]	05/07/27	4.606	68,664,062

	Engineering & Construction (0.4%)
48,297,890	Asplundh Tree Expert LLC (1-Month CME SOFR + 1.750%)[2]	05/30/33	5.481	48,220,130

	Entertainment (0.1%)
20,873,277	Allen Media LLC (3-Month CME SOFR + 5.500%)[2]	02/10/27	9.382	15,289,676

	Healthcare-Services (0.4%)
17,774,436	Iqvia, Inc. Term B5 (3-Month CME SOFR + 1.750%)[2]	01/02/31	5.482	17,811,407
3,783,318	MPH Acquisition Holdings LLC (3- Month CME SOFR + 3.750%)[2]	12/31/30	7.573	3,782,372
31,361,301	MPH Acquisition Holdings LLC (3- Month CME SOFR + 4.600%)[2]	12/31/30	8.684	26,914,582
				48,508,361

	Media (0.7%)
60,356,768	Charter Communications Operating LLC Term B4 (3-Month CME SOFR + 2.000%)[2]	12/07/30	5.725	58,183,925
26,975,034	Midcontinent Communications (1- Month CME SOFR + 2.500%)[2]	08/18/31	6.231	26,469,252
				84,653,177

BBH Limited Duration Fund

Portfolio of Investments (continued)
July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Loan Participations and Assignments (continued)
	Pharmaceuticals (0.4%)
$21,643,564	Elanco Animal Health, Inc. Term B (1- Month CME SOFR + 1.750%)[2]	10/31/32	5.397%	$21,632,742
22,651,363	Jazz Pharmaceuticals, Inc. Term B2 (1- Month CME SOFR + 2.250%) (Ireland)[2]	05/05/28	5.981	22,700,969
				44,333,711

	Pipelines (0.2%)
8,718,653	Buckeye Partners LP Term B7 (1- Month CME SOFR + 1.750%)[2]	11/22/32	5.481	8,736,788
16,748,082	UGI Energy Services LLC (1- Month CME SOFR + 2.000%)[2]	02/22/30	5.731	16,748,082
				25,484,870

	Real Estate Investment Trusts (0.1%)
2,579,851	Healthpeak OP LLC Term A1 (1- Month CME SOFR + 0.840%)[2]	08/20/27	4.571	2,541,154
2,579,851	Healthpeak OP LLC Term A2 (1- Month CME SOFR + 0.840%)[2]	02/22/27	4.571	2,541,154
5,448,842	Healthpeak OP LLC Term A3 (SOFR + 0.850%)[2]	03/01/29	4.470	5,326,243
				10,408,551

	Software (1.4%)
28,296,342	Open Text Corp. (Canada)[2,5]	01/31/30	0.000	28,013,379
125,950,159	Oracle Corp. (1-Month CME SOFR + 1.250%)[2]	08/16/27	5.081	125,635,284
				153,648,663

	Telecommunications (0.3%)
30,347,290	Iridium Communications, Inc. Term B4 (1-Month CME SOFR + 2.250%)[2]	09/20/30	5.981	30,343,042

	Transporation (0.2%)
28,085,013	Stonepeak Nile Parent LLC (3-Month CME SOFR + 2.000%)[2]	04/09/32	5.657	28,014,800
	Total Loan Participations and Assignments (Cost $758,578,640)			749,064,596

	Municipal Bonds (0.3%)
31,000,000	Kentucky Public Energy Authority, Revenue Bonds (SOFR + 1.200%)[2]	08/01/52	3.645	31,153,469
	Total Municipal Bonds (Cost $31,000,000)			31,153,469

BBH Limited Duration Fund

Portfolio of Investments (continued)
July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Residential Mortgage Backed Securities (0.0%)
$4,370,166	RMF Proprietary Issuance Trust 2019- 1[1,2,3]	10/25/63	2.750%	$4,233,232
	Total Residential Mortgage Backed Securities (Cost $4,341,287)			4,233,232

	U.S. Government Agency Obligations (0.0%)
5,675	Federal Home Loan Mortgage Corp.(FHLMC) Non Gold Guaranteed (1- Year RFUCCT + 1.795%)[2]	04/01/36	5.974	5,758
10,435	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (6- Month RFUCCT + 1.740%)[2]	12/01/36	5.865	10,763
1,492,923	Federal National Mortgage Association (FNMA)	07/01/35	5.000	1,483,507
93,964	Federal National Mortgage Association (FNMA)	11/01/35	5.500	94,324
13,631	Federal National Mortgage Association (FNMA) (1-Year RFUCCT +1.964%)[2]	07/01/36	6.714	14,127
22,009	Federal National Mortgage Association (FNMA) (1-Year RFUCCT + 1.718%)[2]	09/01/36	6.375	22,585
16,247	Federal National Mortgage Association (FNMA) (1-Year RFUCCT + 1.713%)[2]	01/01/37	5.990	16,682
91,092	Federal National Mortgage Association (FNMA)	08/01/37	5.500	92,501
1,044,726	Federal National Mortgage Association (FNMA)	08/01/37	5.500	1,052,248
475,957	Federal National Mortgage Association (FNMA)	06/01/40	6.500	502,244
1,522	Government National Mortgage Association (GNMA) (1-Year CMT Index + 1.500%)[2]	08/20/29	5.375	1,523
	Total U.S. Government Agency Obligations (Cost $3,358,935)			3,296,262

	U.S. Treasury Bills (15.5%)
229,895,000	U.S. Treasury Bill[6,7]	08/04/26	3.566	229,872,306
116,995,000	U.S. Treasury Bill[6,7]	08/06/26	3.608	116,960,075
110,745,000	U.S. Treasury Bill[6,7]	08/11/26	3.620	110,656,266
159,075,000	U.S. Treasury Bill[6,7]	08/18/26	3.629	158,835,866
110,745,000	U.S. Treasury Bill[6,7]	08/27/26	3.651	110,476,950
114,260,000	U.S. Treasury Bill[6,7]	09/01/26	3.656	113,925,348
110,745,000	U.S. Treasury Bill[6,7]	09/03/26	3.671	110,397,189
110,745,000	U.S. Treasury Bill[6,7]	09/08/26	3.656	110,342,876
110,745,000	U.S. Treasury Bill[6,7]	09/15/26	3.631	110,268,344
110,255,000	U.S. Treasury Bill[6,7]	09/22/26	3.624	109,704,286
11,250,000	U.S. Treasury Bill[6,7,8]	09/24/26	3.640	11,191,811

BBH Limited Duration Fund

Portfolio of Investments (continued)
July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. Treasury Bills (continued)
110,255,000	U.S. Treasury Bill[6,7]	09/29/26	3.656	109,610,835
110,255,000	U.S. Treasury Bill[6,7]	10/01/26	3.705	109,591,124
114,280,000	U.S. Treasury Bill[6,7]	10/08/26	3.742	113,509,864
101,255,000	U.S. Treasury Bill[6,7]	10/15/26	3.682	100,498,961
41,000,000	U.S. Treasury Bill[6]	10/20/26	3.700	40,673,685
	Total U.S. Treasury Bills (Cost $1,766,524,775)			1,766,515,786

	U.S. Treasury Bonds and Notes (0.2%)
$4,495,000	U.S. Treasury Note	07/31/30	3.875	4,410,016
13,710,000	U.S. Treasury Note	02/15/36	4.125	13,101,619
	Total U.S. Treasury Bonds and Notes (Cost $17,895,323)			17,511,635

Total Investments (Cost $11,432,862,712)			100.1%	$11,390,403,437
Liabilities in Excess of Cash and Other Assets			(0.1)%	(13,271,178)
Net Assets			100.0%	$11,377,132,259

*	Security that used significant unobservable inputs to determine fair value, as determined by the Adviser.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at July 31, 2026 was $5,322,151,445 or 46.8% of net assets.

[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2026 coupon or interest rate.
[3]	This variable rate security is based on a predetermined schedule and the rate at July 31, 2026, also represents the reference rate at July 31, 2026.
[4]	Security is perpetual in nature and has no stated maturity date.
[5]	All or a portion of this position represents an unsettled loan commitment at period end. Certain details associated with this unsettled purchase may not be known prior to the settlement date, including coupon rate.
[6]	Coupon represents a yield to maturity.
[7]	Coupon represents a weighted average yield.
[8]	All or a portion of this security is held at the broker as collateral for open futures contracts.

Abbreviations:

CME	−	Chicago Mercantile Exchange.
CMT	−	Constant Maturity Treasury.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
RFUCCT	−	Refinitiv USD IBOR Consumer Cash Fallbacks Term.
SOFR	−	Secured Overnight Financing Rate.

BBH Limited Duration Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

Financial Futures Contracts

The following futures contracts were open at July 31, 2026:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain/(Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	1,884	September 2026	$388,368,939	$387,368,064	$1,000,875
U.S. Treasury 5-Year Notes	5,504	September 2026	587,556,714	583,295,003	4,261,711
					$5,262,586

Net Unrealized Gain on Open Futures Contracts[9]					$5,262,586

[9]

The aggregate cost of investments and derivatives for federal income tax purposes is $11,432,862,712, the aggregate gross unrealized appreciation is $23,525,676 and the aggregate gross unrealized depreciation is $60,722,365, resulting in net unrealized depreciation of $37,196,689.

BBH Limited Duration Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

Fair Value Measurements

BBH Limited Duration Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

BBH Limited Duration Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include asset backed securities and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH Limited Duration Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2026.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of July 31, 2026
Asset Backed Securities	$–	$2,235,382,161	$3,748,554	$2,239,130,715
Commercial Mortgage Backed Securities	–	400,301,431	–	400,301,431
Corporate Bonds	–	6,179,196,311	–	6,179,196,311
Loan Participations and Assignments	–	708,207,409	40,857,187	749,064,596
Municipal Bonds	–	31,153,469	–	31,153,469
Residential Mortgage Backed Securities	–	4,233,232	–	4,233,232
U.S. Government Agency Obligations	–	3,296,262	–	3,296,262
U.S. Treasury Bills	–	1,766,515,786	–	1,766,515,786
U.S. Treasury Bonds and Notes	–	17,511,635	–	17,511,635
Total Investments, at value	$–	$11,345,797,696	$44,605,741	$11,390,403,437

Other Financial Instruments, at value
Assets
Financial Futures Contracts	5,262,586	–	–	5,262,586
Other Financial Instruments, at value	$5,262,586	$–	$–	$5,262,586

BBH Limited Duration Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended July 31, 2026:

	Asset Backed Securities	Loan Participations and Assignments	Total
Balance as of October 31, 2025	$4,714,320	$42,536,250	$47,250,570
Purchases	–	–	–
Sales/Paydowns	(968,597)	(1,687,500)	(2,656,097)
Realized gains/(losses)	–	544	544
Change in unrealized appreciation/(depreciation)	2,831	3,397	6,228
Amortization	–	4,496	4,496
Transfers from Level 3	–	–	–
Transfers to Level 3	–	–	–
Balance as of July 31, 2026	$3,748,554	$40,857,187	$44,605,741

As of July 31, 2026, $XX of value of the Level 3 assets in the Fund was based on single quotes from brokers.

BBH Limited Duration Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Taxable Bond Funds are managed by Brown Brothers Harriman Credit Partners, LLC. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.